COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.14

Client Name:		Hudson Advisors
Client Project Name:		COLT 2026-5
Start - End Dates:		3/6/2026 - 5/5/2026
Deal Loan Count:		8

Conditions Report 2.0

Loans in Report:		8
Loans with Conditions:		1

Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350120956	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 703 is above guideline minimum of 660

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 200 months ITIA. Required ITIA reserves are 3 x $XXXX

CFCFS1736: Significant time at current residence
- Clayton Comments:  Over 8 years at current residence.

XXXX	4350120953	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 703 is above guideline minimum of 660

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 213 months ITIA. Required ITIA reserves are 3 x $XXXX

CFCFS1736: Significant time at current residence
- Clayton Comments:  Over 8 years at current residence.

XXXX	4350120955	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 193 months ITIA. Required ITIA reserves are 3 x $XXXX

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 703 is above guideline minimum of 660

CFCFS1736: Significant time at current residence
- Clayton Comments:  Over 8 years at current residence

XXXX	4350120954	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Credit score 703 is above guideline minimum of 660

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 185 months ITIA. Required ITIA reserves are 3 x $XXXX

XXXX	4350120957	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower has 0x30x270 months positive consumer payment history meeting 12 month guideline requirement.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median FICO 742 is greater than guideline minimum 660.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrower has 0x30x25 positive mortgage payment history meeting 12 month guideline requirement.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 57.47% is less than guideline maximum of 70% with DSCR <1.00%.

XXXX	4350120960	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 740 is above guideline minimum of 700

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 59.70% is below guideline of 65%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are $XXXX or 15 months PITIA. Required PITIA reserves are 3 x $XXXX

XXXX	4350120958	XXXX	XXXX	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Income/Employment	Satisfied	C	A	C	A	XXXX	Income Amount is Unsupported by Documentation in File	No	File is missing Bank statement worksheet with monthly total deposits, minus exceptions. One line for each month.	04/16/2026 Client provided Bank Statement worksheet.	04/16/2026 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Significant housing expense reduction by 20%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 9.84 months ITI. Required ITIA reserves are 3 x$XXXX

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 770 is above guideline minimum of 660

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 19.80% is below guideline maximum of 45%

XXXX	4350120959	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1736: Significant time at current residence
- Clayton Comments:  8 Years at current residence.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXXX or 35.82 months PITI. Required PITI reserves are 3 x $XXXX

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 786 is above guideline minimum 660.